LOANS AND ADVANCES TO CUSTOMERS, NET - Significant changes in the loans and the allowance for loans losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commercial | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	$ 153,252,811	$ 134,687,396
Reclassification to assets held for sale	(15,999,487)
Remeasurement arising from transfer of stage	(647,478)	(1,028,593)
Remeasurement from remaining in the stage	(8,376,587)	(8,233,131)
New financial assets purchased/originated	77,453,760	87,020,010
Financial assets that have been derecognized	(59,495,946)	(64,427,235)
Charges-off	(1,334,284)	(977,743)
Foreign Exchange and other movements	(5,224,867)	6,212,107
Ending balance	139,627,922	153,252,811
Commercial | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(7,259,230)	(6,290,266)
Reclassification to assets held for sale	970,777
Remeasurement arising from transfer of stage	(1,225,181)	(1,196,286)
Remeasurement from remaining in the stage	(161,003)	(178,862)
Remeasurement due to changes in economics factors	(105,222)	2,550
Remeasurement due to changes in model inputs	77,284	(18,453)
New financial assets purchased/originated	(1,033,648)	(1,356,213)
Financial assets that have been derecognized	1,322,137	1,045,580
Charges-off	1,334,284	977,743
Foreign Exchange and other movements	122,338	(245,023)
Ending balance	(5,957,464)	(7,259,230)
Commercial | Stage 1 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	137,761,467	120,773,927
Reclassification to assets held for sale	(12,125,138)
Transfers of financial instruments:	(1,599,937)	(1,548,717)
Transfer from stage 1 to stage 2	(1,579,903)	(1,625,193)
Transfers from stage 1 to stage 3	(551,698)	(1,207,431)
Transfer from stage 2 to stage 1	521,590	1,278,864
Transfers from stage 3 to stage 1	10,074	5,043
Remeasurement arising from transfer of stage	(576,552)	(537,295)
Remeasurement from remaining in the stage	(7,895,159)	(7,993,068)
New financial assets purchased/originated	75,155,440	83,411,122
Financial assets that have been derecognized	(56,859,784)	(61,617,701)
Charges-off	(7,394)	(18,847)
Foreign Exchange and other movements	(4,952,926)	5,292,046
Ending balance	128,900,017	137,761,467
Commercial | Stage 1 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(502,037)	(638,095)
Reclassification to assets held for sale	45,922
Transfers of financial instruments:	79,247	(13,835)
Transfer from stage 1 to stage 2	17,471	22,890
Transfers from stage 1 to stage 3	129,948	36,155
Transfer from stage 2 to stage 1	(36,027)	(70,018)
Transfers from stage 3 to stage 1	(32,145)	(2,862)
Remeasurement arising from transfer of stage	(54,986)	42,814
Remeasurement from remaining in the stage	30,960	112,459
Remeasurement due to changes in economics factors	(108,077)	3,800
Remeasurement due to changes in model inputs	63,096	12,929
New financial assets purchased/originated	(183,471)	(234,532)
Financial assets that have been derecognized	154,753	229,467
Charges-off	480	872
Foreign Exchange and other movements	8,956	(17,916)
Ending balance	(465,157)	(502,037)
Commercial | Stage 2 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	5,545,788	5,453,537
Reclassification to assets held for sale	(1,608,363)
Transfers of financial instruments:	412,309	(200,399)
Transfer from stage 1 to stage 2	1,579,903	1,625,193
Transfer from stage 2 to stage 1	(521,590)	(1,278,864)
Transfers from stage 2 to stage 3	(798,490)	(633,645)
Transfers from stage 3 to stage 2	152,486	86,917
Remeasurement arising from transfer of stage	(212,241)	(254,631)
Remeasurement from remaining in the stage	(144,129)	(269,421)
New financial assets purchased/originated	1,199,076	2,012,893
Financial assets that have been derecognized	(1,209,177)	(1,631,559)
Charges-off	(43,895)	(71,910)
Foreign Exchange and other movements	(150,346)	507,278
Ending balance	3,789,022	5,545,788
Commercial | Stage 2 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(459,510)	(425,470)
Reclassification to assets held for sale	33,845
Transfers of financial instruments:	30,925	101,921
Transfer from stage 1 to stage 2	(17,471)	(22,890)
Transfer from stage 2 to stage 1	36,027	70,018
Transfers from stage 2 to stage 3	109,139	86,370
Transfers from stage 3 to stage 2	(96,770)	(31,577)
Remeasurement arising from transfer of stage	(55,034)	(33,104)
Remeasurement from remaining in the stage	(32,521)	38,168
Remeasurement due to changes in economics factors	817	(1,359)
Remeasurement due to changes in model inputs	59,654	(60,157)
New financial assets purchased/originated	(153,031)	(166,762)
Financial assets that have been derecognized	91,006	81,976
Charges-off	21,388	24,045
Foreign Exchange and other movements	8,349	(18,768)
Ending balance	(454,112)	(459,510)
Commercial | Stage 3 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	9,945,556	8,459,932
Reclassification to assets held for sale	(2,265,986)
Transfers of financial instruments:	1,187,628	1,749,116
Transfers from stage 1 to stage 3	551,698	1,207,431
Transfers from stage 2 to stage 3	798,490	633,645
Transfers from stage 3 to stage 1	(10,074)	(5,043)
Transfers from stage 3 to stage 2	(152,486)	(86,917)
Remeasurement arising from transfer of stage	141,315	(236,667)
Remeasurement from remaining in the stage	(337,299)	29,358
New financial assets purchased/originated	1,099,244	1,595,995
Financial assets that have been derecognized	(1,426,985)	(1,177,975)
Charges-off	(1,282,995)	(886,986)
Foreign Exchange and other movements	(121,595)	412,783
Ending balance	6,938,883	9,945,556
Commercial | Stage 3 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(6,297,683)	(5,226,701)
Reclassification to assets held for sale	891,010
Transfers of financial instruments:	(110,172)	(88,086)
Transfers from stage 1 to stage 3	(129,948)	(36,155)
Transfers from stage 2 to stage 3	(109,139)	(86,370)
Transfers from stage 3 to stage 1	32,145	2,862
Transfers from stage 3 to stage 2	96,770	31,577
Remeasurement arising from transfer of stage	(1,115,161)	(1,205,996)
Remeasurement from remaining in the stage	(159,442)	(329,489)
Remeasurement due to changes in economics factors	2,038	109
Remeasurement due to changes in model inputs	(45,466)	28,775
New financial assets purchased/originated	(697,146)	(954,919)
Financial assets that have been derecognized	1,076,378	734,137
Charges-off	1,312,416	952,826
Foreign Exchange and other movements	105,033	(208,339)
Ending balance	(5,038,195)	(6,297,683)
Consumer | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	55,815,683	54,591,769
Reclassification to assets held for sale	(5,861,220)
Remeasurement arising from transfer of stage	309,361	720,962
Remeasurement from remaining in the stage	(3,934,771)	(4,001,954)
New financial assets purchased/originated	24,797,099	20,972,995
Financial assets that have been derecognized	(11,882,141)	(12,433,914)
Charges-off	(4,613,577)	(6,406,521)
Foreign Exchange and other movements	(1,876,888)	2,372,346
Ending balance	52,753,546	55,815,683
Consumer | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(6,497,777)	(7,717,038)
Reclassification to assets held for sale	602,849
Remeasurement arising from transfer of stage	(3,145,862)	(4,612,757)
Remeasurement from remaining in the stage	306,065	122,963
Remeasurement due to changes in economics factors	(205,504)	17,421
Remeasurement due to changes in model inputs	(114,107)	304,514
New financial assets purchased/originated	(1,837,117)	(2,065,475)
Financial assets that have been derecognized	939,612	1,356,021
Charges-off	4,613,577	6,406,521
Foreign Exchange and other movements	207,501	(309,947)
Ending balance	(5,130,763)	(6,497,777)
Consumer | Stage 1 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	46,697,013	46,060,615
Reclassification to assets held for sale	(4,807,840)
Transfers of financial instruments:	(1,615,302)	(3,287,690)
Transfer from stage 1 to stage 2	(1,518,885)	(2,355,931)
Transfers from stage 1 to stage 3	(927,968)	(1,694,306)
Transfer from stage 2 to stage 1	748,932	705,570
Transfers from stage 3 to stage 1	82,619	56,977
Remeasurement arising from transfer of stage	(361,401)	(322,470)
Remeasurement from remaining in the stage	(3,747,909)	(3,891,488)
New financial assets purchased/originated	22,087,030	18,171,352
Financial assets that have been derecognized	(10,676,274)	(11,013,532)
Charges-off	(546,673)	(1,093,049)
Foreign Exchange and other movements	(1,659,764)	2,073,275
Ending balance	45,368,880	46,697,013
Consumer | Stage 1 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,370,712)	(2,672,234)
Reclassification to assets held for sale	129,943
Transfers of financial instruments:	(93,716)	167,853
Transfer from stage 1 to stage 2	102,096	236,700
Transfers from stage 1 to stage 3	64,375	185,537
Transfer from stage 2 to stage 1	(184,573)	(207,512)
Transfers from stage 3 to stage 1	(75,614)	(46,872)
Remeasurement arising from transfer of stage	261,035	214,334
Remeasurement from remaining in the stage	153,169	246,406
Remeasurement due to changes in economics factors	(207,564)	13,782
Remeasurement due to changes in model inputs	13,396	370,905
New financial assets purchased/originated	(548,952)	(503,056)
Financial assets that have been derecognized	291,106	597,248
Charges-off	49,407	266,898
Foreign Exchange and other movements	45,487	(72,848)
Ending balance	(1,277,401)	(1,370,712)
Consumer | Stage 2 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	5,118,607	4,407,067
Reclassification to assets held for sale	(776,756)
Transfers of financial instruments:	532,447	1,334,175
Transfer from stage 1 to stage 2	1,518,885	2,355,931
Transfer from stage 2 to stage 1	(748,932)	(705,570)
Transfers from stage 2 to stage 3	(468,223)	(572,936)
Transfers from stage 3 to stage 2	230,717	256,750
Remeasurement arising from transfer of stage	(368,351)	(389,162)
Remeasurement from remaining in the stage	(182,635)	(137,592)
New financial assets purchased/originated	1,937,447	1,702,506
Financial assets that have been derecognized	(770,167)	(895,311)
Charges-off	(760,127)	(1,092,436)
Foreign Exchange and other movements	(133,041)	189,360
Ending balance	4,597,424	5,118,607
Consumer | Stage 2 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,644,274)	(1,584,505)
Reclassification to assets held for sale	244,003
Transfers of financial instruments:	38,985	(32,948)
Transfer from stage 1 to stage 2	(102,096)	(236,700)
Transfer from stage 2 to stage 1	184,573	207,512
Transfers from stage 2 to stage 3	154,938	195,424
Transfers from stage 3 to stage 2	(198,430)	(199,184)
Remeasurement arising from transfer of stage	(102,279)	(153,151)
Remeasurement from remaining in the stage	151,134	(27,302)
Remeasurement due to changes in economics factors	(1,466)	8,102
Remeasurement due to changes in model inputs	(137,978)	(37,890)
New financial assets purchased/originated	(651,351)	(592,301)
Financial assets that have been derecognized	275,579	336,485
Charges-off	357,949	502,944
Foreign Exchange and other movements	35,024	(63,708)
Ending balance	(1,434,674)	(1,644,274)
Consumer | Stage 3 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	4,000,063	4,124,087
Reclassification to assets held for sale	(276,624)
Transfers of financial instruments:	1,082,855	1,953,515
Transfers from stage 1 to stage 3	927,968	1,694,306
Transfers from stage 2 to stage 3	468,223	572,936
Transfers from stage 3 to stage 1	(82,619)	(56,977)
Transfers from stage 3 to stage 2	(230,717)	(256,750)
Remeasurement arising from transfer of stage	1,039,113	1,432,594
Remeasurement from remaining in the stage	(4,227)	27,126
New financial assets purchased/originated	772,622	1,099,137
Financial assets that have been derecognized	(435,700)	(525,071)
Charges-off	(3,306,777)	(4,221,036)
Foreign Exchange and other movements	(84,083)	109,711
Ending balance	2,787,242	4,000,063
Consumer | Stage 3 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(3,482,791)	(3,460,299)
Reclassification to assets held for sale	228,903
Transfers of financial instruments:	54,731	(134,905)
Transfers from stage 1 to stage 3	(64,375)	(185,537)
Transfers from stage 2 to stage 3	(154,938)	(195,424)
Transfers from stage 3 to stage 1	75,614	46,872
Transfers from stage 3 to stage 2	198,430	199,184
Remeasurement arising from transfer of stage	(3,304,618)	(4,673,940)
Remeasurement from remaining in the stage	1,762	(96,141)
Remeasurement due to changes in economics factors	3,526	(4,463)
Remeasurement due to changes in model inputs	10,475	(28,501)
New financial assets purchased/originated	(636,814)	(970,118)
Financial assets that have been derecognized	372,927	422,288
Charges-off	4,206,221	5,636,679
Foreign Exchange and other movements	126,990	(173,391)
Ending balance	(2,418,688)	(3,482,791)
Financial leases | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	27,291,604	27,277,057
Reclassification to assets held for sale	(567,633)
Remeasurement arising from transfer of stage	(79,870)	(58,447)
Remeasurement from remaining in the stage	(2,132,194)	(2,115,680)
New financial assets purchased/originated	6,878,472	4,993,981
Financial assets that have been derecognized	(2,550,187)	(2,762,712)
Charges-off	(262,636)	(228,639)
Foreign Exchange and other movements	(84,427)	186,044
Ending balance	28,493,129	27,291,604
Financial leases | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,088,272)	(1,024,575)
Reclassification to assets held for sale	27,989
Remeasurement arising from transfer of stage	(275,631)	(329,395)
Remeasurement from remaining in the stage	28,629	27,636
Remeasurement due to changes in economics factors	(41,267)	2,351
Remeasurement due to changes in model inputs	(47,113)	(25,248)
New financial assets purchased/originated	(39,640)	(105,101)
Financial assets that have been derecognized	103,025	144,151
Charges-off	262,636	228,639
Foreign Exchange and other movements	2,852	(6,730)
Ending balance	(1,066,792)	(1,088,272)
Financial leases | Stage 1 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	22,561,434	22,553,128
Reclassification to assets held for sale	(514,783)
Transfers of financial instruments:	(583,172)	(626,993)
Transfer from stage 1 to stage 2	(895,754)	(807,360)
Transfers from stage 1 to stage 3	(110,470)	(301,609)
Transfer from stage 2 to stage 1	422,790	476,482
Transfers from stage 3 to stage 1	262	5,494
Remeasurement arising from transfer of stage	(48,812)	(29,224)
Remeasurement from remaining in the stage	(1,991,928)	(2,030,801)
New financial assets purchased/originated	6,649,904	4,685,664
Financial assets that have been derecognized	(2,072,585)	(2,161,635)
Charges-off	(105)	(2,309)
Foreign Exchange and other movements	(76,563)	173,604
Ending balance	23,923,390	22,561,434
Financial leases | Stage 1 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(118,828)	(145,429)
Reclassification to assets held for sale	4,049
Transfers of financial instruments:	(19,345)	(32,495)
Transfer from stage 1 to stage 2	11,458	11,270
Transfers from stage 1 to stage 3	2,658	5,217
Transfer from stage 2 to stage 1	(33,269)	(48,011)
Transfers from stage 3 to stage 1	(192)	(971)
Remeasurement arising from transfer of stage	30,400	26,927
Remeasurement from remaining in the stage	17,943	1,024
Remeasurement due to changes in economics factors	(39,665)	388
Remeasurement due to changes in model inputs	9,117	33,405
New financial assets purchased/originated	(18,572)	(16,709)
Financial assets that have been derecognized	9,456	14,818
Charges-off	4	116
Foreign Exchange and other movements	236	(873)
Ending balance	(125,205)	(118,828)
Financial leases | Stage 2 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	3,212,710	3,293,100
Reclassification to assets held for sale	(20,980)
Transfers of financial instruments:	324,853	164,252
Transfer from stage 1 to stage 2	895,754	807,360
Transfer from stage 2 to stage 1	(422,790)	(476,482)
Transfers from stage 2 to stage 3	(316,924)	(261,903)
Transfers from stage 3 to stage 2	168,813	95,277
Remeasurement arising from transfer of stage	(80,891)	(111,911)
Remeasurement from remaining in the stage	(70,056)	(36,408)
New financial assets purchased/originated	206,109	265,140
Financial assets that have been derecognized	(260,935)	(369,040)
Charges-off	(72,142)	(626)
Foreign Exchange and other movements	(6,351)	8,203
Ending balance	3,232,317	3,212,710
Financial leases | Stage 2 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(234,230)	(206,641)
Reclassification to assets held for sale	2,247
Transfers of financial instruments:	29,925	42,979
Transfer from stage 1 to stage 2	(11,458)	(11,270)
Transfer from stage 2 to stage 1	33,269	48,011
Transfers from stage 2 to stage 3	53,288	28,911
Transfers from stage 3 to stage 2	(45,174)	(22,673)
Remeasurement arising from transfer of stage	(48,481)	(24,264)
Remeasurement from remaining in the stage	14,965	6,618
Remeasurement due to changes in economics factors	(1,077)	(1,315)
Remeasurement due to changes in model inputs	5,909	(39,054)
New financial assets purchased/originated	(9,975)	(61,525)
Financial assets that have been derecognized	16,462	13,130
Charges-off	71,196	38,690
Foreign Exchange and other movements	207	(2,848)
Ending balance	(152,852)	(234,230)
Financial leases | Stage 3 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,517,460	1,430,829
Reclassification to assets held for sale	(31,870)
Transfers of financial instruments:	258,319	462,741
Transfers from stage 1 to stage 3	110,470	301,609
Transfers from stage 2 to stage 3	316,924	261,903
Transfers from stage 3 to stage 1	(262)	(5,494)
Transfers from stage 3 to stage 2	(168,813)	(95,277)
Remeasurement arising from transfer of stage	49,833	82,688
Remeasurement from remaining in the stage	(70,210)	(48,471)
New financial assets purchased/originated	22,459	43,177
Financial assets that have been derecognized	(216,667)	(232,037)
Charges-off	(190,389)	(225,704)
Foreign Exchange and other movements	(1,513)	4,237
Ending balance	1,337,422	1,517,460
Financial leases | Stage 3 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(735,214)	(672,505)
Reclassification to assets held for sale	21,693
Transfers of financial instruments:	(10,580)	(10,484)
Transfers from stage 1 to stage 3	(2,658)	(5,217)
Transfers from stage 2 to stage 3	(53,288)	(28,911)
Transfers from stage 3 to stage 1	192	971
Transfers from stage 3 to stage 2	45,174	22,673
Remeasurement arising from transfer of stage	(257,550)	(332,058)
Remeasurement from remaining in the stage	(4,279)	19,994
Remeasurement due to changes in economics factors	(525)	3,278
Remeasurement due to changes in model inputs	(62,139)	(19,599)
New financial assets purchased/originated	(11,093)	(26,867)
Financial assets that have been derecognized	77,107	116,203
Charges-off	191,436	189,833
Foreign Exchange and other movements	2,409	(3,009)
Ending balance	(788,735)	(735,214)
Mortgage | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	41,741,601	36,250,408
Reclassification to assets held for sale	(11,494,079)
Remeasurement arising from transfer of stage	13,498	(21,895)
Remeasurement from remaining in the stage	(1,323,217)	(1,543,337)
New financial assets purchased/originated	8,928,864	7,377,948
Financial assets that have been derecognized	(2,584,986)	(2,422,343)
Charges-off	(77,397)	(143,885)
Foreign Exchange and other movements	(787,912)	2,244,705
Ending balance	34,416,372	41,741,601
Mortgage | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(1,235,177)	(1,023,206)
Reclassification to assets held for sale	286,628
Remeasurement arising from transfer of stage	(117,369)	(195,493)
Remeasurement from remaining in the stage	(54,978)	(141,993)
Remeasurement due to changes in economics factors	(14,982)	(423)
Remeasurement due to changes in model inputs	41,808	14,420
New financial assets purchased/originated	(54,625)	(54,612)
Financial assets that have been derecognized	83,851	73,269
Charges-off	77,397	143,885
Foreign Exchange and other movements	9,756	(51,024)
Ending balance	(977,691)	(1,235,177)
Mortgage | Stage 1 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	37,076,580	32,210,648
Reclassification to assets held for sale	(9,452,639)
Transfers of financial instruments:	(477,672)	(530,580)
Transfer from stage 1 to stage 2	(571,346)	(1,054,660)
Transfers from stage 1 to stage 3	(205,738)	(388,239)
Transfer from stage 2 to stage 1	298,159	911,038
Transfers from stage 3 to stage 1	1,253	1,281
Remeasurement arising from transfer of stage	(20,554)	(46,383)
Remeasurement from remaining in the stage	(1,338,191)	(1,500,100)
New financial assets purchased/originated	8,773,202	7,250,404
Financial assets that have been derecognized	(2,362,816)	(2,219,679)
Charges-off	(1,526)	(3,221)
Foreign Exchange and other movements	(745,144)	1,915,491
Ending balance	31,451,240	37,076,580
Mortgage | Stage 1 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(158,420)	(184,915)
Reclassification to assets held for sale	34,415
Transfers of financial instruments:	(33,513)	(63,741)
Transfer from stage 1 to stage 2	12,468	17,932
Transfers from stage 1 to stage 3	4,973	7,709
Transfer from stage 2 to stage 1	(50,598)	(89,109)
Transfers from stage 3 to stage 1	(356)	(273)
Remeasurement arising from transfer of stage	44,968	71,166
Remeasurement from remaining in the stage	6,160	146
Remeasurement due to changes in economics factors	(13,278)	(655)
Remeasurement due to changes in model inputs	25,376	35,570
New financial assets purchased/originated	(21,501)	(24,146)
Financial assets that have been derecognized	8,668	13,232
Charges-off	1	263
Foreign Exchange and other movements	769	(5,340)
Ending balance	(106,355)	(158,420)
Mortgage | Stage 2 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	2,701,930	2,628,654
Reclassification to assets held for sale	(1,357,043)
Transfers of financial instruments:	248,173	(110,527)
Transfer from stage 1 to stage 2	571,346	1,054,660
Transfer from stage 2 to stage 1	(298,159)	(911,038)
Transfers from stage 2 to stage 3	(289,490)	(575,585)
Transfers from stage 3 to stage 2	264,476	321,436
Remeasurement arising from transfer of stage	(18,660)	(34,361)
Remeasurement from remaining in the stage	(20,607)	(28,254)
New financial assets purchased/originated	111,527	89,441
Financial assets that have been derecognized	(94,631)	(88,540)
Charges-off	(423)	(2,019)
Foreign Exchange and other movements	(18,290)	247,536
Ending balance	1,551,976	2,701,930
Mortgage | Stage 2 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(315,726)	(284,921)
Reclassification to assets held for sale	90,049
Transfers of financial instruments:	(1,080)	65,658
Transfer from stage 1 to stage 2	(12,468)	(17,932)
Transfer from stage 2 to stage 1	50,598	89,109
Transfers from stage 2 to stage 3	53,061	77,114
Transfers from stage 3 to stage 2	(92,271)	(82,633)
Remeasurement arising from transfer of stage	(12,478)	(69,232)
Remeasurement from remaining in the stage	30,495	(50,026)
Remeasurement due to changes in economics factors	(1,704)	232
Remeasurement due to changes in model inputs	15,953	38,196
New financial assets purchased/originated	(15,307)	(15,434)
Financial assets that have been derecognized	14,923	12,205
Charges-off	3	1,789
Foreign Exchange and other movements	576	(14,193)
Ending balance	(194,296)	(315,726)
Mortgage | Stage 3 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,963,091	1,411,106
Reclassification to assets held for sale	(684,397)
Transfers of financial instruments:	229,499	641,107
Transfers from stage 1 to stage 3	205,738	388,239
Transfers from stage 2 to stage 3	289,490	575,585
Transfers from stage 3 to stage 1	(1,253)	(1,281)
Transfers from stage 3 to stage 2	(264,476)	(321,436)
Remeasurement arising from transfer of stage	52,712	58,849
Remeasurement from remaining in the stage	35,581	(14,983)
New financial assets purchased/originated	44,135	38,103
Financial assets that have been derecognized	(127,539)	(114,124)
Charges-off	(75,448)	(138,645)
Foreign Exchange and other movements	(24,478)	81,678
Ending balance	1,413,156	1,963,091
Mortgage | Stage 3 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(761,031)	(553,370)
Reclassification to assets held for sale	162,164
Transfers of financial instruments:	34,593	(1,917)
Transfers from stage 1 to stage 3	(4,973)	(7,709)
Transfers from stage 2 to stage 3	(53,061)	(77,114)
Transfers from stage 3 to stage 1	356	273
Transfers from stage 3 to stage 2	92,271	82,633
Remeasurement arising from transfer of stage	(149,859)	(197,427)
Remeasurement from remaining in the stage	(91,633)	(92,113)
Remeasurement due to changes in model inputs	479	(59,346)
New financial assets purchased/originated	(17,817)	(15,032)
Financial assets that have been derecognized	60,260	47,832
Charges-off	77,393	141,833
Foreign Exchange and other movements	8,411	(31,491)
Ending balance	(677,040)	(761,031)
Small business loans | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,352,209	1,145,017
Reclassification to assets held for sale	(666,811)
Remeasurement arising from transfer of stage	(20,287)	(17,266)
Remeasurement from remaining in the stage	(135,690)	(125,527)
New financial assets purchased/originated	746,154	834,673
Financial assets that have been derecognized	(156,227)	(471,137)
Charges-off	(52,853)	(99,124)
Foreign Exchange and other movements	(3,483)	85,573
Ending balance	1,063,012	1,352,209
Small business loans | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(99,282)	(168,018)
Reclassification to assets held for sale	20,782
Remeasurement arising from transfer of stage	(36,246)	(57,179)
Remeasurement from remaining in the stage	4,542	21,513
Remeasurement due to changes in economics factors	(1,201)	600
Remeasurement due to changes in model inputs	(1,232)	8,694
New financial assets purchased/originated	(72,658)	(34,626)
Financial assets that have been derecognized	10,943	34,443
Charges-off	52,853	99,124
Foreign Exchange and other movements	263	(3,833)
Ending balance	(121,236)	(99,282)
Small business loans | Stage 1 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,175,803	774,571
Reclassification to assets held for sale	(580,125)
Transfers of financial instruments:	(54,800)	48,693
Transfer from stage 1 to stage 2	(40,405)	(32,175)
Transfers from stage 1 to stage 3	(21,187)	(26,237)
Transfer from stage 2 to stage 1	6,737	106,886
Transfers from stage 3 to stage 1	55	219
Remeasurement arising from transfer of stage	(3,107)	(8,293)
Remeasurement from remaining in the stage	(132,363)	(119,140)
New financial assets purchased/originated	637,291	774,418
Financial assets that have been derecognized	(143,836)	(323,208)
Charges-off	(10,034)	(19,210)
Foreign Exchange and other movements	(3,155)	47,972
Ending balance	885,674	1,175,803
Small business loans | Stage 1 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(24,982)	(55,230)
Reclassification to assets held for sale	4,720
Transfers of financial instruments:	1,009	4,363
Transfer from stage 1 to stage 2	1,811	5,260
Transfers from stage 1 to stage 3	1,084	3,577
Transfer from stage 2 to stage 1	(1,845)	(4,362)
Transfers from stage 3 to stage 1	(41)	(112)
Remeasurement arising from transfer of stage	1,580	2,046
Remeasurement from remaining in the stage	3,246	13,134
Remeasurement due to changes in economics factors	(1,354)	549
Remeasurement due to changes in model inputs	349	9,603
New financial assets purchased/originated	(25,040)	(15,290)
Financial assets that have been derecognized	4,721	12,414
Charges-off	729	3,952
Foreign Exchange and other movements	50	(523)
Ending balance	(34,972)	(24,982)
Small business loans | Stage 2 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	91,256	260,303
Reclassification to assets held for sale	(48,619)
Transfers of financial instruments:	28,536	(90,096)
Transfer from stage 1 to stage 2	40,405	32,175
Transfer from stage 2 to stage 1	(6,737)	(106,886)
Transfers from stage 2 to stage 3	(6,062)	(22,854)
Transfers from stage 3 to stage 2	930	7,469
Remeasurement arising from transfer of stage	(8,565)	(11,218)
Remeasurement from remaining in the stage	(2,418)	(1,716)
New financial assets purchased/originated	80,827	42,211
Financial assets that have been derecognized	(8,734)	(120,903)
Charges-off	(11,807)	(19,407)
Foreign Exchange and other movements	(146)	32,082
Ending balance	120,330	91,256
Small business loans | Stage 2 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(20,021)	(34,865)
Reclassification to assets held for sale	3,771
Transfers of financial instruments:	1,683	465
Transfer from stage 1 to stage 2	(1,811)	(5,260)
Transfer from stage 2 to stage 1	1,845	4,362
Transfers from stage 2 to stage 3	2,348	3,333
Transfers from stage 3 to stage 2	(699)	(1,970)
Remeasurement arising from transfer of stage	(7,429)	(35)
Remeasurement from remaining in the stage	987	9,558
Remeasurement due to changes in economics factors	74	103
Remeasurement due to changes in model inputs	(1,985)	(169)
New financial assets purchased/originated	(27,711)	(6,973)
Financial assets that have been derecognized	3,040	5,663
Charges-off	5,976	7,670
Foreign Exchange and other movements	37	(1,438)
Ending balance	(41,578)	(20,021)
Small business loans | Stage 3 | Cost
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	85,150	110,143
Reclassification to assets held for sale	(38,067)
Transfers of financial instruments:	26,264	41,403
Transfers from stage 1 to stage 3	21,187	26,237
Transfers from stage 2 to stage 3	6,062	22,854
Transfers from stage 3 to stage 1	(55)	(219)
Transfers from stage 3 to stage 2	(930)	(7,469)
Remeasurement arising from transfer of stage	(8,615)	2,245
Remeasurement from remaining in the stage	(909)	(4,671)
New financial assets purchased/originated	28,036	18,044
Financial assets that have been derecognized	(3,657)	(27,026)
Charges-off	(31,012)	(60,507)
Foreign Exchange and other movements	(182)	5,519
Ending balance	57,008	85,150
Small business loans | Stage 3 | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	(54,279)	(77,923)
Reclassification to assets held for sale	12,291
Transfers of financial instruments:	(2,692)	(4,828)
Transfers from stage 1 to stage 3	(1,084)	(3,577)
Transfers from stage 2 to stage 3	(2,348)	(3,333)
Transfers from stage 3 to stage 1	41	112
Transfers from stage 3 to stage 2	699	1,970
Remeasurement arising from transfer of stage	(30,397)	(59,190)
Remeasurement from remaining in the stage	309	(1,179)
Remeasurement due to changes in economics factors	79	(52)
Remeasurement due to changes in model inputs	404	(740)
New financial assets purchased/originated	(19,907)	(12,363)
Financial assets that have been derecognized	3,182	16,366
Charges-off	46,148	87,502
Foreign Exchange and other movements	176	(1,872)
Ending balance	$ (44,686)	$ (54,279)